INCOME TAXES	13 Months Ended
Sep. 30, 2023
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
Components of income tax recovery are as follows:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Current tax
Current expense	$30	$225
Prior year adjustments	(225)	175
	$(195)	$400
Deferred tax
Origination and reversal of temporary differences	$(57,438)	(11,809)
Change in unrecognized temporary differences	48,344	11,750
Prior year adjustments	5,477	(429)
	$(3,617)	$(488)
Total income tax recovery	$(3,812)	$(88)

A reconciliation of income tax recovery at the statutory rate to amounts recorded in the consolidated financial statements is provided below:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Loss before income taxes	$(252,413)	$(14,371)
Statutory income tax rate	29.0%	29.0%
Tax calculated at statutory rate	(73,200)	(4,168)
Non-deductible (non-taxable) items	11,489	(8,000)
Change in unrecognized temporary differences	48,495	11,750
Tax rate differences and tax rate changes	4,152	604
Other	—	154
Prior year tax adjustments	5,252	(428)
Income tax recovery	$(3,812)	$(88)

Recognized deferred tax assets and liabilities consist of the following:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Deferred tax assets are attributable to the following:
Non-capital losses	$12,136	$6,479
Property, plant and equipment	475	—
Other	114	—
Lease liabilities	1,041	862
Deferred tax assets	13,766	7,341
Set-off of tax	(13,766)	(7,341)
Net deferred tax asset	$—	$—

Deferred tax liabilities are attributable to the following:
Property, plant and equipment	$(1,300)	$(581)
Intangible assets	(2,137)	(3,719)
Biological assets	(2,832)	(2,628)
Inventories	(6,422)	(3,165)
Right-of-use assets	(731)	(550)
Net investment in sublease	(316)	(315)
Other	(27)	—
Deferred tax liabilities	(13,765)	(10,958)
Set-off of tax	13,765	7,341
Net deferred tax liability	$—	$(3,617)
The changes in temporary differences during the thirteen months ended and year ended September 30, 2023 and August 31, 2022, respectively, were as follows:

	NET BALANCE AT AUGUST 31, 2022	RECOGNIZED IN PROFIT OR LOSS	ACQUIRED IN A BUSINESS COMBINATION	NET BALANCE AT SEPTEMBER 30, 2023
Non-capital losses	$6,479	$5,657	$—	$12,136
Property, plant and equipment	(1,131)	(426)	—	(1,557)
Intangible assets	(3,719)	1,602	—	(2,117)
Biological assets	(2,628)	(204)	—	(2,832)
Inventories	(3,165)	(3,163)	—	(6,328)
Lease liabilities	862	179	—	1,041
Net investment in sublease	(315)	(1)		(316)
Other	—	(27)	—	(27)
Net tax (liabilities) assets	$(3,617)	$3,617	$—	$—

	NET BALANCE AT AUGUST 31, 2021	RECOGNIZED IN PROFIT OR LOSS	RECOGNIZED DIRECTLY IN EQUITY & OCI	NET BALANCE AT AUGUST 31, 2022
Non-capital losses	$5,078	$1,401	$—	$6,479
Property, plant and equipment	(1,146)	130	(115)	(1,131)
Intangibles	(652)	666	(3,733)	(3,719)
Biological assets	(1,755)	(834)	(39)	(2,628)
Inventories	(2,670)	(266)	(229)	(3,165)
Lease liabilities	1,544	(693)	11	862
Net investment in sublease	(398)	83	—	(315)
Other	(1)	1	—	—
Net tax (liabilities) assets	$—	$488	$(4,105)	$(3,617)

As at September 30, 2023, the Company has $313,727 (August 31, 2022 - $260,647) non-capital loss carryforwards available to offset future taxable income in Canada, which begin to expire in 2035.

The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets has been met. The Company's unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Deductible temporary differences	$166,739	$24,667
Tax losses	273,774	238,595
	$440,513	$263,262